Submission	May 21, 2025
Submission [Line Items]
Central Index Key	0001027664
Registrant Name	ELBIT SYSTEMS LTD
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES